Goodwill and other intangible assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets, Net [Abstract]
Goodwill and other intangible assets
	September 30, 2012	December 31, 2011
Goodwill
Acquisitions of retail stores	$434,280	$432,189
Acquisition of Hefeng	107,968	107,968

Total	$542,248	$540,157

Other intangible assets
Pharmaceutical licenses	$799,197	$799,197
Customer contracts	90,729	90,729
Trademarks, technology know-how, and patents	118,595	118,146
	1,008,521	1,008,072
Accumulated amortization	(568,939)	(503,124)

Net	$439,582	$504,948

	As of December 31,
	2011	2010

Goodwill
Acquisition of retail stores	$432,189	$452,450
Acquisition of Hefeng Pharmaceutical	107,968	107,968

	$540,157	$560,418

Other intangible assets
Pharmaceutical licenses	$799,197	$799,197
Customer contracts	90,729	90,729
Trademarks, technology know-how and patents	118,146	99,892
	1,008,072	989,818
Accumulated amortization	(503,124)	(408,337)

	$504,948	$581,481

Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
Year

2012	$92,014
2013	90,399
2014	82,585
2015	79,920
2016	79,920
Thereafter	80,110

$504,948